Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000127983
Shareholder Report [Line Items]
Fund Name	Sarofim Equity Fund
Trading Symbol	SRFMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Retail Class of the Sarofim Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.sarofim.com/u-s-mutual-funds/. You can also request this information by contacting us at 1-855-727-6346.
Additional Information Phone Number	1-855-727-6346
Additional Information Website	https://www.sarofim.com/u-s-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sarofim Equity Fund, Retail Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The S&P 500 Index advanced 17.88% in 2025 to reach new record highs; however, these strong gains mask periods of heightened volatility during the year, which were driven by policy and economic uncertainty. Announced U.S. import tariff policies triggered a global equity sell-off in April over fears that trade wars could derail economic growth. However, markets recovered and became more risk-seeking throughout the year as investors welcomed trade deals, a central bank pivot towards accommodative policies in the U.S., and strong corporate earnings reports that were supported by a resilient economy and investments in artificial intelligence (AI).

The year began with enthusiasm but sentiment sharply reversed in April as President Trump announced sweeping “Liberation Day” tariffs on America’s trade partners ranging from 10-46%. A week later, a pause was instituted, and a universal 10% baseline tariff was enacted to allow for further negotiations. Ultimately, the U.S. negotiated a 15% tariff deal with major trade partners Japan, South Korea, and the European Union. Trade deals with the export-dependent economies of Southeast Asia were also announced at rates of 19-20%. As the year progressed, the risks from a damaging trade war faded further into the background, but the oscillating nature of tariff negotiations and a looming U.S. Supreme Court decision remain a risk.

Global central banks began to cut interest rates as soon as U.S. tariffs were announced, while the U.S. Federal Reserve (“Fed”) followed suit late in September. In total, the Fed cut the Federal Funds rate by a cumulative 75 bps to a range of 3.50-3.75% between September and December. The synchronized easing policies appear to arrive at a neutral rate for many banks, signaling fewer cuts in 2026.

We deduced some important themes about the economy from the year’s corporate earnings reports. First, consumer spending is slowing, hindered by inflation, high interest rates, and weak employment. Second, the largest technology companies reported strong earnings and accelerated their spending on AI infrastructure throughout the year. These tech giants reported accelerating demand for their AI hardware and services, which was driven by efficiency gains and product improvements.

The Fund trailed the Index in the period, driven by an overall negative stock selection effect. The Fund’s relative performance was supported by attractive stock selection within the communication services and energy sectors and a favorable underweight allocation in the utilities sector. Conversely, the Fund’s disadvantageous stock selection across the information technology, health care, and financials sectors detracted from relative performance in the period.

The top contributors to relative performance include Alphabet, NVIDIA, BAE Systems, Microsoft, and TSMC. The top detractors from relative performance include Novo Nordisk, ServiceNow, UnitedHealth, Old Dominion, and Adobe.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sarofim Equity Fund, Retail Class	S&P 500 Index (USD) (TR)Footnote Reference*
Dec/15	$10,000	$10,000
Dec/16	$10,756	$11,196
Dec/17	$13,532	$13,640
Dec/18	$12,609	$13,042
Dec/19	$17,093	$17,149
Dec/20	$21,250	$20,304
Dec/21	$27,118	$26,132
Dec/22	$21,955	$21,399
Dec/23	$26,653	$27,025
Dec/24	$30,212	$33,786
Dec/25	$33,582	$39,827

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Sarofim Equity Fund, Retail Class	11.15%	9.58%	12.88%
S&P 500 Index (USD) (TR)Footnote Reference*	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 78,652,428
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 331,914
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$78,652,428	44	$331,914	12%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.3%
Canada	1.1%
United Kingdom	2.2%
Netherlands	2.8%
France	3.0%
Taiwan	3.4%
United States	87.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.9%
Microsoft	8.2%
Alphabet, Cl C	7.8%
Apple	6.3%
Amazon.com	6.2%
Taiwan Semiconductor Manufacturing ADR	3.4%
Intuitive Surgical	3.2%
Mastercard, Cl A	3.1%
LVMH Moet Hennessy Louis Vuitton ADR	3.0%
Meta Platforms, Cl A	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-727-6346
Updated Prospectus Web Address	https://www.sarofim.com/u-s-mutual-funds/